Balances and Transactions with Related Parties and Affiliated Companies - Key Management Remuneration (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Short-term employee benefits paid	$ 3,597	$ 1,914	$ 3,742
Postemployment benefits	68	71	54
Termination benefits	156	117	935
Share-based payments	$ 1,100	$ 947	$ 943